SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 12,168
Prepayments to suppliers	2,014,994	157,882
Deposits	39,325	41,775
Staff advance		7,867
Others		12,088
Total	$ 2,066,487	$ 219,612